SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
NOTE 9 -	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Cash and cash equivalents:

The balance as of December 31, 2012 and 2011 includes $7.8 million and $8.4 million, respectively, of highly liquid bank deposits. The deposits are mainly denominated in dollars and, as of December 31, 2012, bear weighted average annual interest of 1.48%.

b.	Accounts receivable:

1)	Trade:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Open accounts	$1,177	$2,071
Less - allowance for doubtful accounts *	(327)	(308)
	$850	$1,763

*	The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Balance at beginning of year	$308	$435	$664
Increase (decrease) during the year	66	(15)	(201)
Bad debt written off	(47)	(112)	(28)
Balance at end of year	$327	$308	$435

2)	Other:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Government of Israel	$92	$162
Employees	20	39
Sundry	47	70
	$159	$271

c.	Accounts payable and accruals - other:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Payroll and related expenses	$384	$594
Government institutions	416	236
Accrued vacation pay	93	77
Accrued expenses and sundry	258	307
	$1,151	$1,214